Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Carrying Amount of Goodwill Allocated to CGUs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4,614
WDS Australia Segment [Member] | WDS Pluto Scarborough [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,955
Excess of recoverable amount	7,656
WDS Australia Segment [Member] | NWS Gas [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	394
Excess of recoverable amount	1,399
WDS International Segment [Member] | WDS Shenzi [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	469
Excess of recoverable amount	401
WDS International Segment [Member] | WDS Atlantis [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	513
Excess of recoverable amount	189
WDS International Segment [Member] | Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	283
Excess of recoverable amount	$ 107